Cover	Oct. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2025
Entity File Number	333-272825
Entity Registrant Name	MADE IN USA INC.
Entity Central Index Key	0001977837
Entity Tax Identification Number	37-1922983
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1712 Pioneer Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001
City Area Code	(561)
Local Phone Number	789-1139
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false